Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property and Equipment [Abstract]
Equipment and machinery		$ 1,403,817	$ 808,592
Office furniture and equipment		156,960	105,203
Transportation equipment		883,077	864,121
Leasehold improvements		166,760	112,356
Total property and equipment	$ 3,659,961	2,610,614	1,890,272
Less: Accumulated depreciation	(1,448,361)	(725,408)	(194,961)
Property and equipment, net	$ 2,211,600	$ 1,885,206	$ 1,695,311